DERIVATIVE INSTRUMENTS - Schedule of Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (365)	$ (131)	$ (241)	$ (52)
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	2	289	(362)	386
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	232	285	(102)	385
Derivatives not designated as hedging instruments: | Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	20	0	33	0
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(234)	(6)	(281)	(2)
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(14)	0	(15)	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(2)	0	3	(3)
Derivatives not designated as hedging instruments: | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0	9	0	5
Derivatives not designated as hedging instruments: | Interest rate options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 0	$ 1	$ 0	$ 1